Financial Instruments (Details) - Schedule of Contractual Maturity Date - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Contractual Maturity Date [Line Items]
Trade Payables	$ 13,530,286	$ 7,479,614
Other liabilities	1,652,801	1,956,635
Financial debts	17,863,962	2,759,569
Subtotal	33,047,049	12,195,818
Warrant	555,500	887,689
Subtotal	555,500	887,689
Total	33,602,549	13,083,507
Within 1 year or on demand [Member]
Schedule of Contractual Maturity Date [Line Items]
Trade Payables	3,414,686	7,479,614
Other liabilities	1,471,033	1,776,438
Financial debts	2,351,893	2,578,100
Subtotal	7,237,612	11,834,152
Warrant	555,500	887,689
Subtotal	555,500	887,689
Total	7,793,112	12,721,841
Between 1 and 2 years [Member]
Schedule of Contractual Maturity Date [Line Items]
Trade Payables
Other liabilities	181,768	180,197
Financial debts	402,781	72,831
Subtotal	584,549	253,028
Warrant
Subtotal
Total	584,549	253,028
Between 2 and 5 years [Member]
Schedule of Contractual Maturity Date [Line Items]
Trade Payables	10,115,600
Other liabilities
Financial debts	15,109,288	108,638
Subtotal	25,224,888	108,638
Warrant
Subtotal
Total	25,224,888	108,638
More than 5 years [Member]
Schedule of Contractual Maturity Date [Line Items]
Trade Payables
Other liabilities
Financial debts
Subtotal
Warrant
Subtotal
Total
Without any established term [Member]
Schedule of Contractual Maturity Date [Line Items]
Trade Payables
Other liabilities
Financial debts
Subtotal
Warrant
Subtotal
Total